The authorization of the unaudited interim condensed consolidated financial statements	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
The authorization of the unaudited interim condensed consolidated financial statements

2. The authorization of the unaudited interim condensed consolidated financial statements

The accompanying unaudited interim condensed consolidated financial statements were authorized for issuance by the Board of Directors on [October 23], 2026.